Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Schedule of results of segments

	Year ended December 31, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$143,095	43,572	—	186,667	(43,572)	(1)	$143,095
Total revenues	143,095	43,572	—	186,667			143,095
Operating expenses	(27,462)	(9,452)	(6,350)	(43,264)	9,452	(1)	(33,812)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,420	(1)	6,420
Segment EBITDA	115,633	34,120	(6,350)	143,403
Depreciation, amortization and impairment	(20,937)	(9,965)	—	(30,902)	9,965	(1)	(20,937)
Operating income (loss)	94,696	24,155	(6,350)	112,501			94,766
Gain (loss) on derivative instruments	—	(6,073)	—	(6,073)	6,073	(1)	—
Other financial income (expense), net	(9,072)	(11,662)	(16,985)	(37,719)	11,662	(1)	(26,057)
Income (loss) before tax	85,624	6,420	(23,335)	68,709	—		68,709
Income tax expense	(5,564)	—	—	(5,564)	—		(5,564)
Net income (loss)	$80,060	6,420	(23,335)	63,145	—		$63,145
Preferred unitholders’ interest in net income	—	—	—	—	14,802	(2)	14,802
Limited partners’ interest in net income (loss)	$80,060	6,420	(23,335)	63,145	(14,802)	(2)	$48,343
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	As of December 31, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$619,620	242,226	—	861,846	(242,226)	(1)	$619,620
Net investment in financing lease	274,257	—	—	274,257	—		274,257
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	4,153	4,153	—		4,153
Total assets	969,278	267,003	12,532	1,248,813	(267,003)	(1)	981,810
Accumulated earnings of joint ventures	—	—	50	50	9,640	(1)	9,690
Expenditures for vessels & equipment	8	75	—	83	(75)	(2)	8
Expenditures for drydocking	—	2	—	2	(2)	(2)	—
Principal repayment financing lease	4,551	—	—	4,551	—		4,551
Amortization of above market contract	$3,052	—	—	3,052	—		$3,052
(1)	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.
(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Year ended December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$145,321	42,433	—	187,754	(42,433)	(1)	$145,321
Other revenue	115	—	—	115		(1)	115
Total revenues	145,436	42,433	—	187,869			145,436
Operating expenses (2)	(34,266)	(9,044)	(6,465)	(49,775)	9,044	(1)	(40,731)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,078	(1)	6,078
Segment EBITDA	111,170	33,389	(6,465)	138,094
Depreciation, amortization and impairment	(21,477)	(10,030)	—	(31,507)	10,030	(1)	(21,477)
Operating income (loss)	89,693	23,359	(6,465)	106,587			89,306
Gain (loss) on debt extinguishment	1,030	—	—	1,030		(1)	1,030
Gain (loss) on derivative instruments	—	(5,209)	—	(5,209)	5,209	(1)	—
Other financial income (expense), net	(12,511)	(12,072)	(17,809)	(42,392)	12,072	(1)	(30,320)
Income (loss) before tax	78,212	6,078	(24,274)	60,016	—		60,016
Income tax expense	(7,278)	—	3	(7,275)	—		(7,275)
Net income (loss)	$70,934	6,078	(24,271)	52,741	—		$52,741
Preferred unitholders’ interest in net income	—	—	—	—	13,850	(3)	13,850
Limited partners’ interest in net income (loss)	$70,934	6,078	(24,271)	52,741	(13,850)	(3)	$38,891
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	The Partnership's Indonesian subsidiary was assessed a property tax and penalties of $3.0 million by the Indonesian authorities for the period from 2015 through 2019. The retroactive assessment was as a result of the issuance of a new regulation in 2019, defining FSRUs as subject to the existing Indonesian property tax law. The property tax and penalties were recorded as a component of vessel operating expenses.
(3)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	As of December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$640,431	252,789	—	893,220	(252,789)	(1)	$640,431
Net investment in financing lease	278,904	—	—	278,904	—		278,904
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,831	3,831	—		3,831
Total assets	996,201	284,174	16,599	1,296,974	(284,174)	(1)	1,012,800
Accumulated earnings of joint ventures	—	—	50	50	3,220	(1)	3,270
Expenditures for vessels & equipment	211	195	—	406	(195)	(2)	211
Expenditures for drydocking	3,107	913	—	4,020	(913)	(2)	3,107
Impairment/retirement of equipment	—	(75)	—	(75)	75	(2)	—
Principal repayment financing lease	4,168	—	—	4,168	—		4,168
Amortization of above market contract	$3,631	—	—	3,631	—		$3,631
(1)	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.
(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Year ended December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$144,952	43,169	—	188,121	(43,169)	(1)	$144,952
Other revenue	1,609	—	—	1,609		(1)	1,609
Total revenues	146,561	43,169	—	173,846			146,561
Operating expenses	(27,294)	(10,932)	(5,817)	(44,043)	10,932	(1)	(33,111)
Equity in earnings (losses) of joint ventures	—	—	—	—	17,938	(1)	17,938
Segment EBITDA	119,267	32,237	(5,817)	145,687
Depreciation and amortization	(21,146)	(9,725)	—	(30,871)	9,725	(1)	(21,146)
Operating income (loss)	98,121	22,512	(5,817)	114,816			110,242
Gain (loss) on derivative instruments	4,681	8,496	—	13,177	(8,496)	(1)	4,681
Other financial income (expense), net	(26,381)	(13,070)	(2,615)	(42,066)	13,070	(1)	(28,996)
Income (loss) before tax	76,421	17,938	(8,432)	85,927	—		85,927
Income tax benefit (expense)	(8,253)	—	(52)	(8,305)	—		(8,305)
Net income (loss)	$68,168	17,938	(8,484)	77,622	—		$77,622
Preferred unitholders’ interest in net income	—	—	—	—	12,303	(2)	12,303
Limited partners’ interest in net income (loss)	$68,168	17,938	(8,484)	77,622	(12,303)	(2)	$65,319
(1)	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.
(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

Schedule of total revenues from the customers

For the years ended December 31, 2020, 2019 and 2018, the percentage of consolidated total revenues from the following customers accounted for over 10% of the Partnership’s consolidated total revenues:

	Year ended December 31,
(in thousands of U.S. dollars)	2020	2019	2018
PT PGN LNG Indonesia	33%	33%	33%
Höegh LNG	30%	31%	31%
Sociedad Portuaria El Cayao S.A. E.S.P.	37%	36%	36%